CONSOLIDATED FINANCIAL STATEMENT DETAILS - Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property and equipment, net:
Property and equipment, gross	$ 277,120	$ 248,734
Accumulated depreciation and amortization	(169,321)	(147,669)
Property and equipment, net	107,799	101,065
Computer equipment and capitalized software
Property and equipment, net:
Property and equipment, gross	167,863	145,353
Buildings and building improvements
Property and equipment, net:
Property and equipment, gross	74,187	73,614
Land
Property and equipment, net:
Property and equipment, gross	11,565	11,590
Furniture and other equipment
Property and equipment, net:
Property and equipment, gross	9,031	10,152
Projects in progress
Property and equipment, net:
Property and equipment, gross	$ 14,474	$ 8,025